Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we have not adopted a formal policy regarding the timing of equity awards, it is the Committee's practice to make annual equity award grants to our named executive officers in August, during the first quarter of the fiscal year, at the same time equity awards are granted to our eligible general employee base. This timing allows the Committee to have the benefit of considering our year-end financial and operational results prior to setting any performance goals applicable to equity grants and is not scheduled in a manner that intentionally benefits our named executive officers or employees. The Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates. Additionally, stock options have an exercise price not less than the fair value of the underlying stock on the date of grant.

Award Timing Method	While we have not adopted a formal policy regarding the timing of equity awards, it is the Committee's practice to make annual equity award grants to our named executive officers in August, during the first quarter of the fiscal year, at the same time equity awards are granted to our eligible general employee base. This timing allows the Committee to have the benefit of considering our year-end financial and operational results prior to setting any performance goals applicable to equity grants and is not scheduled in a manner that intentionally benefits our named executive officers or employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false